Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2019
Income tax incurred and deferred:
Schedule of IT provision - Mexico

	December 31,
	2017		2018		2019
Mexico:
Current IT	Ps.	1,908,646	Ps.	1,766,083	Ps.	1,864,384
Deferred IT		(312,091)		13,116		57,023
IT provision Mexico	Ps.	1,596,555	Ps.	1,779,199	Ps.	1,921,407
Aerostar:
Current Income Tax						433
Deferred Income Tax		28,678		33,879		38,146
IT provision Aerostar	Ps.	28,678	Ps.	33,879	Ps.	38,579
Airplan:
Current IT		19,551		(20,098)		110,910
Deferred IT		(9,337)		2,981		(92,794)
IT provision Airplan	Ps.	10,214	Ps.	(17,117)	Ps.	18,116
Total IT provision	Ps.	1,635,447	Ps.	1,795,961	Ps.	1,978,102

Schedule of reconciliation between statutory and effective income tax reates

	December 31,
	2017		2018		2019

Consolidated income before IT and joint venture equity method:	Ps.	8,498,889	Ps.	6,916,699	Ps.	7,661,741
Plus (less):
Net (loss) income before taxes of Airplan and Aerostar		16,011		(297,179)		(843,352)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(62,327)		(89,685)		(100,793)
Income before provisions for income taxes		8,452,573		6,529,835		6,717,596
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		2,535,772		1,958,951		2,015,279
Non-deductible items and other permanent differences		8,693		15,126		11,941
Gain on business combination		(2,108,760)				—
Goodwill impairment		1,415,729				—
Annual adjustment for tax inflation		(2,406)		12,101		(12,783)
Accounting disconnect inflation		(249,336)		(189,237)		(93,030)
Recognition for the year Aerostar (1)		28,678		33,879		38,579
Recognition for the year Airplan (1)		10,214		(17,117)		18,116
Other non-taxable earnings		(3,137)		(17,742)		—
IT provision	Ps.	1,635,447	Ps.	1,795,961	Ps.	1,978,102
Effective IT rate		19%		28%		29%
(1)	As of June 1, 2017, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.

Schedule of principal temporary differences with respect to deferred tax

	Period ended on
	December 31,
	2018		2019

Deferred income tax asset:
Temporary liabilities	Ps.	53,121	Ps.	48,079
Fair value of long-term debt		213,617		175,137
Allowance for doubtful accounts		36,874		34,296
		303,612		257,512
Deferred income tax payable:
Fixed and intangible assets (*)		(3,139,757)		(2,974,108)
Temporary assets		(244,502)		(287,172)
Amortization of expenses		(1,021)		(816)
		(3,385,280)		(3,262,096)
Deferred income tax liability, net	Ps.	(3,081,668)	Ps.	(3,004,584)

(*)Includes Ps.943,256 and Ps.942,519 from Aerostar from the periods 2018 and 2019, and Ps.909,706 and  Ps.695,212 from Airplan in 2018 and 2019.

Schedule of net movements of the deferred tax asset and liabilty

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Other		Total

Balances as of December 31, 2017	Ps.	(44,916)	Ps.	2,858,318	Ps.	42,575		177,953	Ps.	3,033,930
Revaluation effect by conversion Airplan y Aerostar				—		20,427		(22,665)		(2,238)
						20,427		(22,665)		(2,238)
Consolidated income statement
Airplan		(2,468)		178,236		(1,433)		(171,354)		2,981
Aerostar		—		35,440		(1,561)		—		33,879
México		10,510		7,755		—		(5,149)		13,116
		8,042		221,431		(2,994)		(176,503)		49,976
Balances as of December 31, 2018	Ps.	(36,874)	Ps.	3,079,749	Ps.	60,008	Ps.	(21,215)	Ps.	3,081,668
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar		—		—		(102,370)		22,911		(79,459)
Consolidated income statement:
Airplan		2,467		(161,556)		(184)		66,479		(92,794)
Aerostar				38,414		(268)				38,146
México		111		60,315				(3,403)		57,023
		2,578		(62,827)		(452)		63,076		2,375
Balances as of December 31,2019	Ps.	(34,296)	Ps.	3,016,922	Ps.	(42,814)	Ps.	64,772	Ps.	3,004,584

Schedule of Aerostar tax loss carryforwards

			Year of
Year of loss	Amount		expiration
2012	Ps.	7,085	2022
2013		37,256	2023
2014		25,545	2024
2015		28,520	2025
2016		27,745	2026
2017		22,248	2027
2018		19,834	2028
Total	Ps.	168,233

Schedule of Temporal differences not recognized

	December 31,
	2018		2019
Undistributed utilities	Ps.	3,089,012	Ps.	3,424,951
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	926,704	Ps.	1,027,485